Average Annual Total Returns - Small-MidCap Growth Fund	Institutional Class 1 Year	Institutional Class Life of Fund	Institutional Class Inception Date	Institutional Class Return After Taxes on Distributions 1 Year	Institutional Class Return After Taxes on Distributions Life of Fund	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares Life of Fund	Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes) Life of Fund
Total	83.28%	51.66%	Jun. 12, 2019	78.25%	48.97%	49.85%	39.36%	40.37%	32.17%